Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Central Index Key	0001611746
Amendment Description	Amendment No. 2
Document Type	F-4/A
Entity Registrant Name	SciSparc Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	20 Raul Wallenberg Street
Entity Address, Address Line Two	Tower A
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6971916
Entity Address, Country	IL
City Area Code	(+972)
Local Phone Number	(3) 717-5777
Entity Emerging Growth Company	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Ave
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE